Subsequent Events (Details Narrative)	Jan. 25, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jan. 25, 2024 ILS (₪)
Subsequent Event [Line Items]
Project budget	$ 1,030,000		₪ 3,761,978
Total budget	50.00%
Minimum [Member]
Subsequent Event [Line Items]
Pay royalties	3.00%		3.00%
Maximum [Member]
Subsequent Event [Line Items]
Pay royalties	5.00%		5.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Project budget	$ 1,030,000		₪ 3,761,978
Total budget	50.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Pay royalties	3.00%		3.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Pay royalties	5.00%		5.00%
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Termination		$ 11